UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-9082

M FUND, INC.
(Exact name of registrant as specified in charter)

M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon		97209
(Address of principal executive offices)		(Zip code)

Gerald J. Graves, President M Fund, Inc. M Financial Plaza 1125 NW Couch Street, Suite 900 Portland, Oregon 97209
(Name and address of agent for service)

With a copy to: Frederick R. Bellamy, Esquire Sutherland Asbill & Brennan LLP 1275 Pennsylvania Avenue, N.W. Washington, D.C. 20004-2404

Registrant's telephone number, including area code:		(503) 232-6960

Date of fiscal year end:	12/31/2006

Date of reporting period:	09/30/2006

Item 1. Schedule of Investments.

The schedule of investments for the period ending September 30, 2006, is filed herewith.

Brandes International Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2006

		Value
Shares		(Note 1)
	FOREIGN COMMON STOCKS—96.2%
	Bermuda—1.3%
203,083	Tyco International, Ltd.	$5,684,293

	Brazil—1.2%
319,900	Centrais Eletricas Brasileiras SA, SP ADR	3,550,442
56,717	Contax Participacoes SA, ADR	48,856
1,117	Tele Norte Leste Participacoes SA, ADR	15,314
55,600	Telecomunicacoes Brasileiras SA, ADR	1,607,952
35,727	Vivo Participacoes SA, ADR †	111,468
		5,334,032
	Canada—2.7%
1,468,729	Bombardier, Inc., Class B † *	4,591,217
3,031,405	Nortel Networks Corp. *	6,972,232
		11,563,449
	France—9.7%
914,300	Alcatel SA	11,171,855
88,910	Carrefour SA	5,621,494
9,390	Carrefour SA 144A #	593,700
45,739	Electricite de France	2,541,974
65,296	Electricite de France 144A #	3,628,866
458,800	France Telecom SA	10,536,886
26,000	France Telecom SA 144A #	597,121
82,649	Sanofi-Aventis *	7,377,547
		42,069,443
	Germany—10.4%
156,000	DaimlerChrysler AG	7,800,839
251,800	Deutsche Post AG, Registered	6,613,576
856,200	Deutsche Telekom AG	13,612,459
28,900	Hypo Real Estate Holding	1,804,152
176,500	Infineon Technologies AG	2,093,952
332,800	Infineon Technologies AG 144A * #	3,948,255
108,861	Volkswagen AG	9,279,458
		45,152,691
	Italy—5.0%
629,780	Banca Intesa SpA †	4,143,315
2,631,990	Telecom Italia Savings Shares (a)	6,345,241
1,485,438	Telecom Italia SpA † (a)	4,217,236
809,200	UniCredito Italiano SpA †	6,720,101
		21,425,893
	Japan—20.7%
68,500	Aiful Corp.	2,650,677
398,000	Dai Nippon Printing Co., Ltd.	6,143,556
280,538	Daiichi Sankyo Co., Ltd.	7,957,682
243,800	Fuji Photo Film Co., Ltd.	8,897,358
1,522,000	Hitachi, Ltd.	8,879,407
162,500	Millea Holdings, Inc., Tokyo (a)	5,648,285
358	Mitsubishi UFJ Financial Group, Inc.	4,607,621
685,000	Mitsui Sumitomo Insurance Co., Ltd.	8,566,850
1,882	Nippon Telegraph & Telephone Corp.	9,242,676
15,200	Nippon Telegraph & Telephone Corp., ADR	372,856
67,800	Ono Pharmaceutical Co., Ltd.	3,019,712
71,100	Rohm Co., Ltd.	6,604,293
71,400	Sony Corp.	2,889,856
201,000	Taisho Pharmaceutical Co., Ltd.	3,854,911

121,100	Takeda Pharmaceutical Co., Ltd.	7,557,214
55,790	Takefuji Corp.	2,560,388
		89,453,342
	Mexico—1.1%
182,100	Telefonos de Mexico SA de CV, Class L, SP ADR †	4,658,118

	Netherlands—12.9%
310,190	ABN AMRO Holding NV	9,052,444
295,214	Aegon NV	5,540,072
158,900	Akzo Nobel NV †	9,794,713
915,966	Koninklijke Ahold NV *	9,739,433
543,900	STMicroelectronics NV	9,434,043
322,482	Unilever NV CVA	7,938,117
159,647	Wolters Kluwer NV	4,166,826
		55,665,648
	New Zealand—0.4%
680,035	Telecom Corp. of New Zealand, Ltd. †	1,935,223

	Portugal—1.5%
507,708	Portugal Telecom SA	6,345,422

	Singapore—2.2%
360,736	DBS Group Holdings, Ltd.	4,366,906
143,105	Jardine Matheson Holdings, Ltd.	2,618,822
597,600	Overseas Chinese Banking Corp.	2,467,942
		9,453,670
	South Korea—3.8%
260,000	Korea Electric Power Corp., SP ADR †	5,083,000
115,900	KT Corp., SP ADR	2,488,373
65,700	LG Electronics, Inc.	4,235,350
193,177	SK Telecom Co., Ltd., ADR †	4,564,773
		16,371,496
	Spain—2.3%
564,783	Telefonica SA	9,796,263
502	Telefonica SA, ADR	26,009
		9,822,272
	Switzerland—5.1%
40,200	Nestle SA, Registered	14,018,956
16,540	Swisscom AG †	5,506,719
11,035	Zurich Financial Services AG	2,711,861
		22,237,536
	United Kingdom—15.8%
585,300	British Sky Broadcasting Group Plc	5,983,540
1,785,473	BT Group Plc	8,959,321
744,800	Compass Group Plc	3,740,817
231,100	GlaxoSmithKline Plc	6,152,995
289,603	Invensys Plc	1,126,500
253,408	Invensys Plc 144A * #	985,708
2,891,600	ITV Plc	5,238,129
741,287	J Sainsbury Plc	5,211,747
672,638	Marks & Spencer Group Plc	8,091,733
542,900	Standard Life Plc 144A * #	2,752,171
335,275	Unilever Plc	8,267,496
2,567,701	Wm. Morrison Supermarkets Plc	11,694,572
		68,204,729
	Venezuela—0.1%
20,180	Compania Anonima Nacional Telefonos de Venezuela (CANTV), ADR	383,420

	TOTAL FOREIGN COMMON STOCKS (Cost $343,080,797)	415,760,677

Par				Value
Amount		Yield	Maturity	(Note 1)
	SHORT-TERM INVESTMENTS—5.1%
1,345,761	Bank of America Bank Note ‡	5.270%	11/10/2006	1,345,761
4,844,737	Credit Suisse First Boston Corporation Repurchase Agreement dated September 30, 2006 due October 2, 2006 with a maturity amount of $4,846,924 collaterized by various debt obligations with aggregate market value of $5,068,516. ‡	5.415%	10/02/2006	4,844,737
4,844,738	Goldman Sachs Group Incorporation Repurchase Agreement dated September 30, 2006 due October 2, 2006 with a maturity amount of $4,846,924 collaterized by various debt obligations with aggregate market value of $4,985,183. ‡	5.415%	10/02/2006	4,844,738
4,827,000	Merrill Lynch & Company Repurchase Agreement dated September 30, 2006 due October 2, 2006 with a maturity amount of $4,829,158 collaterized by various debt obligations with aggregate market value of $5,049,845. ‡	5.365%	10/02/2006	4,827,000
4,849,061	Morgan Stanley & Company Repurchase Agreement dated September 30, 2006 due October 2, 2006 with a maturity amount of $4,851,251 collaterized by various debt obligations with aggregate market value of $5,117,425. ‡	5.425%	10/02/2006	4,849,061
1,367,957	Svenska Handlesbanken Eurodollar Overnight ‡	5.350%	10/02/2006	1,367,957
	TOTAL SHORT-TERM INVESTMENTS— (Cost $22,079,254)			22,079,254

	TOTAL INVESTMENTS AT MARKET VALUE—101.3% (Cost $365,160,051)			437,839,931
	Other Liabilities in Excess of Assets - (1.3%)			(5,669,898)
	NET ASSETS—100.0%			$432,170,033

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security

†	Denotes all or a portion of security on loan (Note 1).

#	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(a)	Security is valued in good faith under procedures established by the board of directors.

‡	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Brandes International Equity Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2006

At September 30, 2006, industry sector diversification of the Brandes International Equity Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Industry Sector	Assets
Diversified Telecommunication Services	20.0%
Pharmaceuticals	8.3%
Food & Staples Retailing	7.6%
Commercial Banks	7.3%
Food Products	7.0%
Insurance	5.8%
Semiconductors & Semiconductor Equipment	5.1%
Communications Equipment	4.2%
Automobiles	3.9%
Media	3.6%
Electric Utilities	3.4%
Chemicals	2.3%
Leisure Equipment & Products	2.1%
Electronic Equipment & Instruments	2.1%
Multiline Retail	1.9%
Household Durables	1.6%
Air Freight & Logistics	1.5%
Commercial Services & Supplies	1.4%
Industrial Conglomerates	1.3%
Consumer Finance	1.2%
Wireless Telecommunication Services	1.1%
Aerospace & Defense	1.1%
Hotels Restaurants & Leisure	0.9%
Diversified Financial Services	0.6%
Machinery	0.5%
Thrifts & Mortgage Finance	0.4%
Short-Term Investments	5.1%
101.3%

Turner Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2006

		Value
Shares		(Note 1)
	COMMON STOCKS—98.9%
	Advertising—1.0%
13,220	OMNICOM Group, Inc.	1,237,392

	Automotive—1.4%
15,880	Toyota Motor Corp., SP ADR	1,729,332

	Banking—4.8%
30,290	American Express Co.	1,698,663
29,610	Banco Bilbao Vizcaya, SP ADR	684,879
10,790	Kookmin Bank, SP ADR	841,944
80,000	Wells Fargo & Co.	2,894,400
		6,119,886
	Banks and Credit Companies—0.5%
28,170	Colonial Bancgroup, Inc.	690,165

	Beverages, Food & Tobacco—4.6%
40,360	Archer-Daniels-Midland Co.	1,528,837
11,410	Fomento Economico Mexicano SA de CV, SP ADR	1,106,085
48,030	Pepsico, Inc.	3,134,438
		5,769,360
	Casinos/Gaming—0.7%
13,120	Las Vegas Sands Corp. *	896,752

	Chemicals—1.0%
25,960	Monsanto Co.	1,220,380

	Commercial Services—1.1%
11,240	Akamai Technologies, Inc. *	561,888
18,150	Celgene Corp. * †	785,895
		1,347,783
	Communication Services—1.0%
25,200	Leap Wireless International, Inc., W/I *	1,221,948

	Communications—3.1%
24,120	Crown Castle International Corp. *	849,989
68,390	Motorola, Inc.	1,709,750
38,670	QUALCOMM, Inc.	1,405,654
		3,965,393
	Computer Software—3.0%
9,500	Google, Inc., Class A *	3,818,050

	Computer Software & Processing—1.8%
15,540	Electronic Arts, Inc. *	865,267
14,350	Salesforce.com, Inc. * †	514,878
16,310	SanDisk Corp. * †	873,237
		2,253,382
	Computers & Information—7.1%
33,230	Apple Computer, Inc. *	2,559,707
173,140	Cisco Systems, Inc. *	3,982,220
39,980	International Game Technology	1,659,170
26,480	Scientific Games Corp., Class A *	842,064
		9,043,161
	Cosmetics & Personal Care—3.2%
24,410	Colgate-Palmolive Co.	1,515,861
39,990	Procter & Gamble Co. (The)	2,478,580
		3,994,441
	Electrical Equipment—4.7%
170,314	General Electric Co.	6,012,084

	Electronics—4.4%
50,060	Flextronics International, Ltd. *	632,758
29,390	KLA-Tencor Corp.	1,306,973
22,990	MEMC Electronic Materials, Inc. *	842,124
56,810	Micron Technology, Inc. *	988,494
55,690	Texas Instruments, Inc.	1,851,692
		5,622,041
	Entertainment & Leisure—1.0%
63,160	News Corp., Class A	1,241,094

	Financial Institutions—0.0%
1	Hugoton Royalty Trust Royalty Trust	26

	Financial Services—13.1%
135,130	Charles Schwab Corp. (The)	2,418,827
5,270	Chicago Mercantile Exchange, Inc.	2,520,377
20,680	Goldman Sachs Group, Inc.	3,498,436
48,400	Mellon Financial Corp.	1,892,440
17,470	Nasdaq Stock Market, Inc. *	528,293
38,410	Nomura Holdings, Inc., ADR	675,248
53,930	T. Rowe Price Group, Inc.	2,580,550
42,740	UBS AG	2,534,909
		16,649,080
	Food Retailers—0.7%
25,280	Starbucks Corp. * †	860,784

	Health Care Providers—0.9%
15,120	Express Scripts, Inc. *	1,141,409

	Heavy Machinery—2.8%
120,910	Applied Materials, Inc. †	2,143,734
24,440	National-Oilwell Varco, Inc. *	1,430,962
		3,574,696
	Insurance—3.0%
44,880	Berkley (W.R.) Corp.	1,588,303
42,320	Chubb Corp.	2,198,947
		3,787,250
	Machinery—1.3%
33,240	Cameron International Corp. *	1,605,824

	Media—Broadcasting & Publishing—1.7%
58,090	Comcast Corp., Class A *	2,140,617

	Medical - HMO—1.2%
20,380	WellPoint, Inc. *	1,570,279

	Medical and Health Tech Services—0.8%
26,790	Thermo Electron Corp. *	1,053,651

	Medical Supplies—2.5%
37,280	Baxter International, Inc.	1,694,749
5,190	Intuitive Surgical, Inc. * †	547,286
20,960	Roper Industries, Inc.	937,750
		3,179,785
	Metals—1.2%
16,250	Cameco Corp.	594,263
13,920	Precision Castparts Corp.	879,187
		1,473,450
	Oil & Gas—7.0%
35,890	BHP Billiton, Ltd., SP ADR †	1,359,513
51,670	Occidental Petroleum Corp.	2,485,844
15,330	Schlumberger, Ltd.	950,920
21,410	Valero Energy Corp.	1,101,973
30,400	Weatherford International, Ltd. *	1,268,288
40,143	XTO Energy, Inc.	1,691,225
		8,857,763

	Oil Services—3.2%
18,180	Henry Schein, Inc. * †	911,545
20,400	Novartis AG-ADR	1,192,176
12,080	Questar Corp.	987,782
19,660	Ultra Petroleum Corp. *	945,843
		4,037,346
	Pharmaceuticals—5.6%
38,170	Abbott Laboratories	1,853,535
12,910	Allergan, Inc.	1,453,795
34,700	Gilead Sciences, Inc. *	2,383,890
15,960	Roche Holding AG, SP ADR	1,375,873
		7,067,093
	Real Estate—0.6%
31,320	CB Richard Ellis Group, Inc., Class A *	770,472

	Restaurants and Lodging—0.8%
18,750	Starwood Hotels & Resorts	1,072,313

	Retailers—1.9%
24,700	CVS Corp.	793,364
9,720	Nutri/System, Inc. * †	605,459
34,820	TJX Companies, Inc.	976,005
		2,374,828
	Telephone Systems—3.8%
17,430	Global Payments, Inc.	767,094
41,680	NII Holdings, Inc., Class B *	2,590,829
78,580	Time Warner Telecom, Inc., Class A *	1,493,806
		4,851,729
	Textiles, Clothing & Fabrics—0.9%
32,950	Coach, Inc. *	1,133,480

	Transportation—0.6%
16,920	CH Robinson Worldwide, Inc.	754,294

	Water Companies—0.9%
51,463	Aqua America, Inc. †	1,129,098

	TOTAL COMMON STOCKS (Cost $114,541,730)	125,267,911

Par				Value
Amount		Yield	Maturity	(Note 1)

	SHORT-TERM INVESTMENTS—7.5%
2,085,927	Credit Suisse First Boston Corporation Repurchase Agreement dated September 30, 2006 due October 2, 2006 with a maturity amount of $2,086,869 collaterized by various debt obligations with aggregate market value of $2,182,276. ‡	5.415%	10/02/2006	2,085,927
2,085,927	Goldman Sachs Group Incorporation Repurchase Agreement dated September 30, 2006 due October 2, 2006 with a maturity amount of $2,086,869 collaterized by various debt obligations with aggregate market value of $2,146,397. ‡	5.415%	10/02/2006	2,085,927
2,078,290	Merrill Lynch & Company Repurchase Agreement dated September 30, 2006 due October 2, 2006 with a maturity amount of $2,079,219 collaterized by various debt obligations with aggregate market value of $2,174,237. ‡	5.365%	10/02/2006	2,078,290
2,087,789	Morgan Stanley & Company Repurchase Agreement dated September 30, 2006 due October 2, 2006 with a manturity amount of $2,088,733 collaterized by various debt obligations with aggregate market value of $2,203,334. ‡	5.425%	10/02/2006	2,087,789
579,424	Bank of America Corp. (Bank Note) ‡	5.270%	11/10/2006	579,424
588,981	Svenska Handlesbanken Eurodollar Overnight ‡	5.350%	10/02/2006	588,982
	TOTAL SHORT-TERM INVESTMENTS—(Cost $9,506,339)			9,506,339
	TOTAL INVESTMENTS AT MARKET VALUE—106.4% (Cost $124,048,069)			134,774,250
	Other Liabilities in Excess of Assets - (6.4%)			(8,134,563)
	NET ASSETS—100.0%			$126,639,687

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

WI—When Issued Security

*	Non-income producing security

†	Denotes all or a portion of security on loan (Note 1).

‡	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Turner Core Growth Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2006

At September 30, 2006, industry sector diversification of the Turner Core Growth Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Sector Classifications	Assets
Basic Materials	2.1%
Communications	10.6%
Consumer Cyclical	6.7%
Consumer Non-Cyclical	21.1%
Energy	10.2%
Financial	22.4%
Industrial	9.4%
Technology	16.4%
Utilities	0.9%
Short-Term Investments	6.6%
Total	106.4%

Frontier Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2006

		Value
Shares		(Note 1)
	COMMON STOCKS—92.5%
	Aerospace & Defense—1.4%
33,050	Goodrich Corp.	1,339,186
45,490	Orbital Sciences Corp. *	853,847
		2,193,033
	Automotive—3.1%
27,500	Autoliv, Inc.	1,515,525
41,700	CarMax, Inc. * †	1,739,307
45,000	Navistar International Corp. *	1,161,900
9,000	Oshkosh Truck Corp.	454,230
		4,870,962
	Banking—0.4%
25,900	Capitalsource, Inc., REIT	668,738

	Beverages, Food & Tobacco—0.4%
41,200	Hercules, Inc. *	649,724

	Business Services—1.5%
85,300	Cv Therapeutics, Inc. * †	950,242
119,800	Harris Interactive, Inc. *	730,780
27,900	Providence Service Corp. * †	769,761
		2,450,783
	Chemicals—1.1%
14,200	Cabot Microelectronics Corp. * †	409,244
91,500	Chemtura Corp.	793,305
9,400	FMC Corp.	602,258
		1,804,807
	Coal—0.3%
22,300	Massey Energy Co.	466,962

	Commercial Services—10.2%
35,000	AMN Healthcare Services, Inc. *	831,250
25,200	Clean Harbors, Inc. * †	1,097,460
16,820	EGL, Inc. * †	612,921
25,340	Fluor Corp.	1,948,393
18,740	Jacobs Engineering Group, Inc. *	1,400,440
27,900	Magellan Health Services, Inc. *	1,188,540
40,300	Omnicare, Inc. †	1,736,527
52,600	Omnicell, Inc. *	941,014
16,200	Portfolio Recovery Associates, Inc. * †	710,694
212,200	Regeneration Technologies, Inc. *	1,489,644
33,400	Republic Services, Inc.	1,343,014
15,240	Ritchie Bros. Auctioneers, Inc.	817,017
61,800	Sotheby’s Holdings, Inc., Class A †	1,992,432
		16,109,346
	Communications—6.1%
24,000	Andrew Corp. *	221,520
39,820	Arris Group, Inc. *	456,337
26,542	Avid Technology, Inc. * †	966,660
68,400	Broadwing Corp. * †	863,208
83,800	C-COR, Inc. *	719,004
98,400	Harmonic, Inc. *	723,240
8,260	Harris Corp.	367,488
27,100	Itron, Inc. * †	1,512,180
314,900	Mindspeed Technologies, Inc. *	544,777

23,200	Polycom, Inc. *	569,096
47,110	Powerwave Technologies, Inc. * †	358,036
87,800	Seachange International, Inc. *	780,542
296,920	Sonus Networks, Inc. * †	1,561,799
		9,643,887
	Computer Software—2.1%
64,200	Amdocs, Ltd. *	2,542,320
33,700	Manhattan Associates, Inc. *	813,518
		3,355,838
	Computer Software & Processing—5.1%
79,400	BEA Systems, Inc. *	1,206,880
19,060	CheckFree Corp. *	787,559
24,800	Cognex Corp.	626,448
73,100	Eclipsys Corp. * †	1,309,221
41,200	Electronics for Imaging, Inc. *	942,656
39,000	Gerber Scientific, Inc. *	584,220
32,070	Perot Systems Corp., Class A *	442,245
42,300	SafeNet, Inc. * †	769,437
15,700	Synopsys, Inc. *	309,604
26,700	WebEx Communications, Inc. * †	1,041,834
		8,020,104
	Computers & Information—2.6%
36,450	Diebold, Inc. †	1,586,669
35,800	Global Imaging Systems, Inc. *	790,106
25,600	Komag, Inc. * †	818,176
55,200	Western Digital Corp. *	999,120
		4,194,071
	Containers & Packaging—2.6%
182,300	Crown Holdings, Inc. *	3,390,780
26,900	Pactiv Corp. *	764,498
		4,155,278
	Electric Utilities—0.5%
54,700	Citizens Communications Co.	767,988

	Electrical Equipment—0.7%
11,200	Energy Conversion Devices, Inc. * †	414,848
106,600	GrafTech International, Ltd. *	622,544
		1,037,392
	Electronics—12.9%
74,500	Actel Corp. *	1,158,475
11,144	Agere Systems, Inc. *	166,380
37,190	Anaren, Inc. *	783,593
34,000	ATMI, Inc. * †	988,380
47,700	Cree, Inc. * †	959,247
26,750	Cypress Semiconductor Corp. * †	475,348
46,600	Fairchild Semiconductor International, Inc. *	871,420
9,900	Harman International Industries, Inc.	826,056
20,200	Hutchinson Technology, Inc. * †	424,806
73,520	Integrated Device Technology, Inc. *	1,180,731
89,800	MEMC Electronic Materials, Inc. *	3,289,374
34,160	Mercury Computer Systems, Inc. *	404,796
43,000	Microsemi Corp. * †	810,550
56,240	National Semiconductor Corp.	1,323,327
118,600	PMC-Sierra, Inc. * †	704,484
40,900	Power-One, Inc. *	296,116
41,200	RF Micro Devices, Inc. *	312,296
20,600	Rogers Corp. *	1,272,050
29,900	Semtech Corp. *	381,524
17,400	Silicon Laboratories, Inc. * †	539,748
17,800	SiRF Technology Holdings, Inc. * †	427,022
193,070	Skyworks Solutions, Inc. *	1,002,033
28,300	Teradyne, Inc. * †	372,428
21,785	Trimble Navigation, Ltd. *	1,025,638

27,785	Zoran Corp. *	446,783
		20,442,605
	Entertainment & Leisure—1.3%
65,100	Macrovision Corp. *	1,542,219
20,700	NetFlix, Inc. * †	471,546
		2,013,765
	Environmental—0.1%
154,900	Bennett Environmental, Inc. *	173,488

	Financial Services—1.8%
56,470	E*Trade Financial Corp. *	1,350,762
48,200	MarketAxess Holdings, Inc. * †	504,654
39,600	Waddell & Reed Financial, Inc., Class A	980,100
		2,835,516
	Forest Products & Paper—1.5%
41,900	Bowater, Inc. †	861,883
42,844	Longview Fibre Co.	870,590
50,420	Smurfit-Stone Container Corp. *	564,704
		2,297,177
	Health Care Providers—4.2%
13,800	Apria Healthcare Group, Inc. *	272,412
56,000	Cross Country Healthcare, Inc. *	952,000
21,440	Express Scripts, Inc. *	1,618,506
166,100	Hooper Holmes, Inc. *	559,757
34,050	Matria Healthcare, Inc. * †	946,250
19,000	Pediatrix Medical Group, Inc. *	866,400
23,600	Radiation Therapy Services, Inc. * †	689,828
66,300	VistaCare, Inc., Class A *	689,520
		6,594,673
	Heavy Machinery—4.3%
87,620	Chicago Bridge & Iron Co., NV	2,108,137
23,000	Intermec, Inc. * †	606,280
25,200	Kadant, Inc. *	618,912
41,800	Kaydon Corp.	1,547,436
13,600	National-Oilwell Varco, Inc. *	796,280
27,600	Pall Corp. †	850,356
11,900	Pentair, Inc.	311,661
		6,839,062
	Home Construction, Furnishings & Appliances—0.7%
55,400	Digital Theater Systems, Inc. *	1,173,372

	Insurance—0.4%
36,100	Montpelier Re Holdings, Ltd.	699,979

	Medical and Health Products—0.3%
91,700	Alphatec Holdings, Inc. *	516,271

	Medical and Health Tech Services—2.5%
17,600	DaVita, Inc. *	1,018,512
75,900	Genomic Health, Inc. *	1,097,514
26,500	ICON Plc, ADR *	1,870,370
		3,986,396
	Medical Supplies—4.5%
20,500	Advanced Medical Optics, Inc. *	810,775
88,300	Cyberonics, Inc. * †	1,547,899
110,100	Dexcom, Inc. * †	1,225,413
37,800	Intralase Corp. * †	745,038
8,460	Millipore Corp. * †	518,598
35,980	STERIS Corp.	865,679
57,500	Wright Medical Group, Inc. * †	1,394,375
		7,107,777

	Medical & Bio-Technology—1.0%
45,300	Pharmaceutical Product Development, Inc.	1,616,757

	Metals—2.5%
33,000	Brush Engineered Materials *	820,710
93,900	Couer D’alene Mines Corp. *	442,269
87,200	Hecla Mining Co. * †	500,528
18,800	Maverick Tube Corp. * †	1,218,804
23,000	RTI International Metals, Inc. * †	1,002,340
		3,984,651
	Mining—0.7%
21,100	Freeport-McMoran Copper & Gold, Inc., Class B	1,123,786

	Oil & Gas—5.2%
30,300	Core Laboratories NV *	1,933,140
17,811	ENSCO International, Inc.	780,656
9,700	GlobalSantaFe Corp.	484,903
35,200	InterOil Corp. * †	666,336
17,580	Noble Corp.	1,128,284
158,260	Talisman Energy, Inc.	2,592,299
9,900	Transocean, Inc. *	724,977
		8,310,595
	Pharmaceuticals—2.5%
31,444	Charles River Laboratories International, Inc. *	1,364,984
22,700	Conor Medsystems, Inc. * †	535,039
64,300	Momenta Pharmaceuticals, Inc. * †	869,336
34,580	Parexel International Corp. *	1,144,252
		3,913,611
	Restaurants—0.8%
21,000	Cheesecake Factory (The) * †	570,990
46,000	Triarc Cos., Class B	695,520
		1,266,510
	Retailers—1.7%
60,840	Dollar Tree Stores, Inc. * †	1,883,606
63,300	ValueVision Media, Inc., Class A *	733,647
		2,617,253
	Supermarkets—0.4%
11,200	Panera Bread Co. *	652,400

	Telephone Systems—1.1%
20,100	ADTRAN, Inc.	479,184
20,900	NII Holdings, Inc., Class B *	1,299,144
		1,778,328
	Textiles, Clothing & Fabrics—0.7%
19,600	Albany International Corp., Class A †	623,672
38,700	Quiksilver, Inc. * †	470,205
		1,093,877
	Transportation—3.2%
33,600	Kansas City Southern * †	917,616
45,600	Kirby Corp. *	1,428,648
38,100	Landstar System, Inc.	1,626,870
10,400	Sabre Holdings Corp.	243,256
38,360	Swift Transportation Co., Inc. *	909,899
		5,126,289
	TOTAL COMMON STOCKS (Cost $110,691,771)	146,553,051

Expiration
Date
RIGHTS—0.0%
9,800	Veritas Software Corp., Rights * (Cost $0)	N/A	0

Par				Value
Amount		Yield	Maturity	(Note 1)

	SHORT-TERM INVESTMENTS—28.0%
9,721,682	Credit Suisse First Boston Corporation Repurchase Agreement dated September 30, 2006 due October 2, 2006 with a maturity amount of $9,726,069 collaterized by various debt obligations with aggregate market value of $10,170,724. ‡	5.415%	10/02/2006	9,721,682
9,721,682	Goldman Sachs Group Incorporation Repurchase Agreement dated September 30, 2006 due October 2, 2006 with a maturity amount of $9,726,069 collaterized by various debt obligations with aggregate market value of $10,003,506. ‡	5.415%	10/02/2006	9,721,682
9,686,087	Merrill Lynch & Company Repurchase Agreement dated September 30, 2006 due October 2, 2006 with maturity amount of $9,690,417 collaterized by various debt obligations with aggregate market value of 10,133,259. ‡	5.365%	10/02/2006	9,686,087
9,730,356	Morgan Stanley & Company Repurchase Agreement dated September 30, 2006 due October 2, 2006 with a maturity amount of $9,734,755 collaterized by various debt obligations with aggregate market value of $10,268,869. ‡	5.425%	10/02/2006	9,730,355
2,700,467	Bank of America Bank Note ‡	5.270%	11/10/2006	2,700,467
2,745,008	Svenska Handlesbanken Eurodollar Overnight ‡	5.350%	10/02/2006	2,745,008
	TOTAL SHORT-TERM INVESTMENTS— (Cost $44,305,281)			44,305,281

	TOTAL INVESTMENTS AT MARKET VALUE—120.4% (Cost $154,997,052)			190,858,332
	Other Liabilities in Excess of Assets - (20.4%)			(32,334,847)
	NET ASSETS—100.0%			$158,523,485

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

REIT—Real Estate Investment Trust

*	Non-income producing security

†	Denotes all or a portion of security on loan (Note 1).

‡	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Frontier Capital Appreciation Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2006

At September 30, 2006, industry sector diversification of the Frontier Capital Appreciation Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Sector Classifications	Assets
Basic Materials	4.3%
Communications	7.2%
Consumer Cyclical	7.9%
Consumer Non-Cyclical	27.9%
Energy	5.5%
Financial	2.6%
Industrial	13.8%
Technology	22.7%
Utilities	0.5%
Short-Term Investments	28.0%
Total	120.4%

Business Opportunity Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2006

		Value
Shares		(Note 1)
	COMMON STOCKS—94.2%
	Aerospace & Defense—8.7%
24,950	Boeing Co.	1,967,307
23,400	General Dynamics	1,677,078
20,800	Textron, Inc.	1,820,000
		5,464,385
	Banking—5.5%
35,790	Bank of America Corp.	1,917,270
46,150	U.S. Bancorp	1,533,103
		3,450,373
	Casinos/Gaming—5.3%
24,500	Harrah’s Entertainment, Inc.	1,627,535
43,300	MGM Mirage, Inc. *	1,709,917
		3,337,452
	Communication Services—2.0%
7,100	Liberty Capital, Series A * ^	593,347
32,900	Liberty Interactive, Series A * #	670,502
		1,263,849
	Computers & Information—3.5%
59,100	Hewlett-Packard Co.	2,168,379

	Financial Services—16.6%
30,850	Citigroup, Inc.	1,532,320
36,400	Countrywide Financial Corp. †	1,275,456
38,550	JP Morgan Chase & Co.	1,810,308
11,700	Legg Mason, Inc. †	1,180,062
15,000	Lehman Brothers Holdings, Inc.	1,107,900
22,500	Merrill Lynch & Co. †	1,759,950
30,400	UBS AG	1,803,024
		10,469,020
	Heavy Machinery—1.7%
18,200	National-Oilwell Varco, Inc. *	1,065,610

	Home Construction, Furnishings & Appliances—1.0%
8,900	Johnson Controls, Inc.	638,486

	Insurance—5.3%
16,700	American International Group, Inc.	1,106,542
45,300	UnitedHealth Group, Inc.	2,228,760
		3,335,302
	Machinery—2.4%
36,500	American Standard Cos., Inc.	1,531,905

	Medical - HMO—2.6%
21,150	WellPoint, Inc. *	1,629,608

	Medical Supplies—7.2%
62,700	Agilent Technologies, Inc. *	2,049,663
73,100	Boston Scientific Corp. *	1,081,149
29,900	Medtronic, Inc. †	1,388,556
		4,519,368
	Metals—4.0%
26,700	Precision Castparts Corp. †	1,686,372
12,900	Teck Cominco Ltd, Class B	806,121
		2,492,493

	Oil & Gas—6.6%
12,550	ChevronTexaco Corp.	813,993
23,200	Devon Energy Corp.	1,465,080
14,300	EOG Resources, Inc.	930,215
12,700	Transocean, Inc. *	930,021
		4,139,309
	Pharmaceuticals—12.8%
34,000	Amgen, Inc. *	2,432,020
37,385	Biogen Idec, Inc. *	1,670,362
19,100	Forest Laboratories, Inc. *	966,651
20,200	Genzyme Corp. *	1,362,894
57,200	Pfizer, Inc.	1,622,192
		8,054,119
	Restaurants—2.4%
16,750	McDonald’s Corp.	655,260
16,900	Yum! Brands, Inc.	879,645
		1,534,905
	Telephone Systems—6.6%
28,450	Alltel Corp.	1,578,975
29,500	America Movil SA de CV, Class L, ADR	1,161,415
40,100	China Mobile, Ltd., SP ADR †	1,417,535
		4,157,925
	TOTAL COMMON STOCKS (Cost $54,980,363)	59,252,488

Par				Value
Amount		Yield	Maturity	(Note 1)

	SHORT-TERM INVESTMENTS—9.8%
1,347,653	Credit Suisse First Boston Corporation Repurchase Agreement dated September 30, 2006 due October 2, 2006 with a maturity amount of $1,348,261 collaterized by various debt obligations with aggregate market value of $1,409,901. ‡	5.415%	10/02/2006	1,347,653
1,347,653	Goldman Sachs Group Incorporation Repurchase Agreement dated September 30, 2006 due October 2, 2006 with a maturity amount of $1,348,261 collaterized by various debt obligations with aggregate market value of $1,386,720. ‡	5.415%	10/02/2006	1,347,653
1,342,719	Merrill Lynch & Company Repurchase Agreement dated September 30, 2006 due October 2, 2006 with a maturity amount of $1,343,319 collaterized by various debt obligations with aggregate market value of $1,404,707. ‡	5.365%	10/02/2006	1,342,719
1,348,855	Morgan Stanley & Company Repurchase Agreement dated September 30, 2006 due October 2, 2006 with a maturity amount of $1,349,465 collaterized by various debt obligations with aggregate market value of $1,423,506. ‡	5.425%	10/02/2006	1,348,855
374,348	Bank of America Bank Note ‡	5.270%	11/10/2006	374,348
380,522	Svenska Handlesbanken Eurodollar Overnight ‡	5.350%	10/02/2006	380,522
	TOTAL SHORT-TERM INVESTMENTS— (Cost $6,141,750)			6,141,750

	TOTAL INVESTMENTS AT MARKET VALUE—104.0% (Cost $61,122,113)			65,394,238
	Other Liabilities in Excess of Assets - (4.0%)			(2,495,172)
	NET ASSETS—100.0%			$62,899,066

Notes to the Portfolio of Investments:

ADR—American Depositary Receipt

SP ADR—Sponsored American Depositary Receipt

*	Non-income producing security

^	Each share of Liberty Media Corporation Series A common stock was exchanged for .05 of a share of Liberty Capital Series A common stock.

#	Each share of Liberty Media Corporation Series A common stock was exchanged for .25 of a share of Liberty Interactive Series A common stock.

†	Denotes all or a portion of security on loan (Note 1).

‡	Represents collateral received from securities lending transactions.

Percentages indicated are based on net assets.

The accompanying notes are an integral part of these financial statements.

Business Opportunity Value Fund

PORTFOLIO OF INVESTMENTS (Unaudited)

September 30, 2006

At September 30, 2006, industry sector diversification of the Business Opportunity Value Fund’s investments as a percentage of net assets was as follows:

Percentage
of Net
Sector Classifications	Assets
Basic Materials	4.0%
Communications	8.6%
Consumer Cyclical	6.3%
Consumer Non-Cyclical	25.0%
Energy	6.6%
Financial	27.4%
Industrial	12.8%
Technology	3.5%
Short-Term Investments	9.8%
Total	104.0%

M Fund, Inc.
Notes to the Portfolios of Investments

M Fund, Inc. (the “Company”) was incorporated in Maryland on August 11, 1995 and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. As of September 30, 2006, the Company consisted of four separate diversified investment portfolios: Brandes International Equity Fund, Turner Core Growth Fund, Frontier Capital Appreciation Fund and Business Opportunity Value Fund (collectively the “Funds”), each of which is, in effect, a separate mutual fund.

1. Significant Accounting Policies

The following is a summary of significant accounting policies for the Funds. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed by the Funds in the preparation of the portfolios of investments.

Portfolio Valuation

Equity securities and other similar investments traded on a recognized U.S. securities exchange are valued at the last sale price on that exchange. If no sale occurs, equity securities traded on a recognized U.S. securities exchange are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on the National Association of Securities Dealers Automated Quotation System (“NASDAQ”) are valued at the NASDAQ Official Closing Price. If no sale occurs, equities traded on NASDAQ are valued at the mean between the closing bid and closing asked price. Equity securities and other similar investments traded on a foreign exchange are generally valued according to the latest closing values on that exchange prior to the close of the New York Stock Exchange. Equities traded on a foreign exchange for which no sale occurs are valued at the official bid price. Unlisted equity securities for which market quotations are readily available are valued at the last sale price or, if no sale occurs, at the mean between the last bid and last asked price. Debt securities and other fixed-income investments of the Funds with a remaining maturity of sixty-one days or more are valued at prices supplied by independent pricing agents approved by the Board of Directors. Short-term obligations maturing in sixty days or less are valued at amortized cost, which approximates market value. Amortized cost valuation involves initially valuing a security at its cost, and thereafter, assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the security. Debt securities for which there are no readily available market quotations or whose market value does not, in M Financial Investment Advisers, Inc.’s opinion, reflect fair value, are valued at fair value using methods determined in good faith by the Board of Directors of the Company.

Security Lending

The Funds may lend their securities to certain qualified brokers. Investors Bank and Trust Company acts as the stock lending agent for the Funds. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value plus accrued interest of the securities on loan.  When a fund lends securities, there is a risk that the borrower may fail to return the securities.  As a result, the fund may incur a loss or, in the event of a borrower’s bankruptcy, may be delayed in, or prevented from, liquidating the collateral.  The fund will bear the risk of loss with respect to the investment of cash collateral.  The Funds receive compensation in the form of fees, or retain a portion of interest on the investments of any cash received as collateral for lending their securities.  The Funds also continue to receive interest or dividends on the securities loaned.

2. Tax Basis Unrealized Appreciation / Depreciation

At September 30, 2006, aggregated gross unrealized appreciation for debt and equity investment securities in which there is an excess of value over tax cost and aggregate gross unrealized depreciation for investment securities in which there is an excess of tax cost over value were as follows:

	Federal	Tax Basis	Tax Basis	Tax Basis
	Income Tax	Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Brandes International Equity Fund	$365,793,278	$81,080,394	$(9,033,741)	$72,046,653
Turner Core Growth Fund.	124,390,314	11,869,769	(1,485,833)	10,383,936
Frontier Capital Appreciation Fund	155,996,679	42,207,232	(7,345,579)	34,861,653
Business Opportunity Value Fund	61,438,324	4,647,785	(691,871)	3,955,914

Item 2. Controls and Procedures.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report on Form N-Q, that the Registrant’s disclosure controls and procedures are adequate and are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that the information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company act of 1940 that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)Certifications of Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Exhibit 99CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

M Fund, Inc.

	By:	/s/ Gerald J. Graves
Gerald J. Graves, President (as Principal Executive Officer)

Date	11/16/06

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

	By:	/s/ Gerald J. Graves
Gerald J. Graves, President (as Principal Executive Officer)

Date	11/16/06

	By:	/s/ David W. Schutt
David W. Schutt, Secretary / Treasurer (as Chief Financial Officer)

Date	11/16/06